Average Annual Total Returns - FidelitySeriesShort-TermCreditFund-PRO - FidelitySeriesShort-TermCreditFund-PRO - Fidelity Series Short-Term Credit Fund	Oct. 30, 2023
Fidelity Series Short-Term Credit Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(3.07%)
Past 5 years	1.46%
Since Inception	1.34%	[1]
Fidelity Series Short-Term Credit Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(3.73%)
Past 5 years	0.55%
Since Inception	0.55%	[1]
Fidelity Series Short-Term Credit Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.82%)
Past 5 years	0.75%
Since Inception	0.69%	[1]
IX139
Average Annual Return:
Past 1 year	(3.40%)
Past 5 years	1.31%
Since Inception	1.35%	[1]

[1]	AFrom March 27, 2015.